intangible assets and goodwill (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jan. 01, 2017
intangible assets and goodwill
Balance at beginning of the period			$ 14,894
Amortization	$ (148)	$ (135)	(287)	$ (265)
Balance at end of the period	15,396		15,396
Goodwill	4,610		4,610		$ 4,236	$ 3,787
Contractual commitments for the acquisition of intangible assets	48		48		$ 36
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			18,959
Additions			295
Additions arising from business acquisitions			474
Dispositions, retirements and other			(235)
Net foreign exchange differences			26
Balance at end of the period	19,519		19,519
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,065)
Amortization			(287)
Dispositions, retirements and other			(229)
Balance at end of the period	(4,123)		(4,123)
Allowance for doubtful accounts
intangible assets and goodwill
Goodwill	0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period			8,693
Balance at end of the period	8,693		8,693
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			8,693
Balance at end of the period	8,693		8,693
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			10,658
Balance at end of the period	10,786		10,786
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			14,359
Additions			295
Additions arising from business acquisitions			121
Dispositions, retirements and other			(235)
Net foreign exchange differences			5
Balance at end of the period	14,545		14,545
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(3,701)
Amortization			(287)
Dispositions, retirements and other			(229)
Balance at end of the period	(3,759)		(3,759)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			1,965
Balance at end of the period	2,093		2,093
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			5,666
Additions			295
Additions arising from business acquisitions			121
Dispositions, retirements and other			(235)
Net foreign exchange differences			5
Balance at end of the period	5,852		5,852
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(3,701)
Amortization			(287)
Dispositions, retirements and other			(229)
Balance at end of the period	(3,759)		(3,759)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			248
Balance at end of the period	333		333
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			558
Additions arising from business acquisitions			111
Dispositions, retirements and other			(145)
Net foreign exchange differences			5
Balance at end of the period	529		529
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(310)
Amortization			(22)
Dispositions, retirements and other			(136)
Balance at end of the period	(196)		(196)
Software
intangible assets and goodwill
Balance at beginning of the period			1,337
Balance at end of the period	1,439		1,439
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			4,667
Additions			36
Additions arising from business acquisitions			10
Dispositions, retirements and other			(94)
Assets under construction put into service			319
Balance at end of the period	4,938		4,938
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(3,330)
Amortization			(263)
Dispositions, retirements and other			(94)
Balance at end of the period	(3,499)		(3,499)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period			36
Balance at end of the period	39		39
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			97
Additions			2
Dispositions, retirements and other			4
Balance at end of the period	103		103
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(61)
Amortization			(2)
Dispositions, retirements and other			1
Balance at end of the period	(64)		(64)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period			344
Balance at end of the period	282		282
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			344
Additions			257
Assets under construction put into service			(319)
Balance at end of the period	282		282
Goodwill
intangible assets and goodwill
Balance at beginning of the period			4,236
Balance at end of the period	4,610		4,610
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			4,600
Additions arising from business acquisitions			353
Net foreign exchange differences			21
Balance at end of the period	4,974		4,974
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(364)
Balance at end of the period	$ (364)		$ (364)